CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 28, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development		$ 4,659,280		$ 1,390,376		$ 7,567,984	$ 1,994,709	$ 10,625,032	$ 3,495,648
General and administrative		12,457,534		525,736		14,558,936	1,141,390	11,435,658	2,767,590
Settlement expense	$ 21,365,641					21,365,641		39,486,139
Reimbursement of expenses from Relief Therapeutics				(2,020,931)		(771,244)	(2,020,931)	(10,160,421)
Total operating expenses		17,116,814		(104,819)		42,721,317	1,115,168	51,386,408	6,263,238
Loss from operations		(17,116,814)		104,819		(42,721,317)	(1,115,168)	(51,386,408)	(6,263,238)
Other expenses:
Interest expense		5,107		2,532		10,288	38,800	56,695	303,057
Loss on conversion of convertible notes payable							306,641	306,641	0
Change in fair value of embedded put							27,160	27,160	162,866
Total other expenses		1,108,841		(2,532)		1,224,470	(372,601)	(390,496)	(465,923)
Loss before tax		(16,007,973)		102,287		(41,496,847)	(1,487,769)	(51,776,904)	(6,729,161)
Tax expense						0		0	0
Net loss		$ (16,007,973)	$ (25,488,874)	$ 102,287	$ (1,590,056)	$ (41,496,847)	$ (1,487,769)	$ (51,776,904)	$ (6,729,161)
Net loss per share Basic and Diluted								$ (4.77)	$ (0.63)
Weighted average common shares outstanding Basic and Diluted								10,845,240	10,690,209